Financial Instruments - Interest Rate Profile of Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 42,527	¥ 49,537
Long-term debt	36,495	45,991
Total debt	¥ 79,022	¥ 95,528
Fixed rate debt as a percentage of total debt	82.90%	99.80%
Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 29,022	¥ 49,347
Long-term debt	36,495	45,991
Total debt	¥ 65,517	¥ 95,338
Fixed rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	2.50%	3.20%
Fixed rate debt [member] | Long-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.10%	3.30%
Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 13,505	¥ 190
Total debt	¥ 13,505	¥ 190
Variable rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.80%	4.20%